Redeemable Convertible Preferred Stock (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2021	Dec. 31, 2018
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, shares authorized (in shares)	0	29,723,540	29,723,540
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series A Preferred Stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, shares authorized (in shares)		9,499,999	9,499,999
Redeemable convertible preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001		$ 0.001
Series B Preferred Stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, shares authorized (in shares)		20,223,541	20,223,541
Redeemable convertible preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001